Fair Values Of Plan Assets, Foreign (Parenthetical) (Detail) (Foreign Plans)	12 Months Ended
Mar. 31, 2013
Equity Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	25.00%
Equity Securities | Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	45.00%
Equity Securities | Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	55.00%
Debt Securities
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	60.00%
Debt Securities | Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	90.00%
Debt Securities | Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	10.00%